Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.30%
Alabama–2.99%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$ 2,150	$ 2,157,352
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(a)	4.00%	10/01/2027	12,950	12,927,811
Series 2023 B, RB(a)	5.25%	12/01/2030	5,000	5,353,149
Series 2024 A, RB(a)	5.25%	09/01/2032	2,815	3,022,127
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	17,500	17,485,977
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(a)	4.00%	10/01/2026	12,530	12,511,337
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	4,000	3,991,921
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(a)	4.00%	12/01/2026	15,000	14,973,222
Jefferson (County of), AL;
Series 2024, Ref. RB	5.00%	10/01/2038	4,000	4,370,612
Series 2024, Ref. RB	5.00%	10/01/2039	6,000	6,524,405
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,000	3,180,604
				86,498,517
Alaska–0.19%
Anchorage (Municipality of), AK; Series 2022 A, GO Bonds	5.00%	09/01/2024	1,000	1,003,053
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	2,023,136
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	2,615	2,594,095
				5,620,284
Arizona–2.21%
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(b)	4.50%	07/15/2029	1,250	1,180,451
Arizona (State of) Industrial Development Authority (Social Bonds);
Series 2023, RB	5.00%	11/01/2028	2,000	2,086,604
Series 2023, RB	5.00%	11/01/2040	1,000	1,061,618
Glendale Municipal Property Corp.; Series 2012 C, Ref. RB(a)(c)	4.00%	08/29/2024	100	100,018
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(b)	5.00%	02/15/2026	455	456,317
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	1,010	1,033,881
Series 2016, Ref. RB	5.00%	01/01/2035	5,000	5,118,657
Series 2017 C, RB(a)	5.00%	10/18/2024	7,590	7,617,835
Series 2023 A-1, RB(a)	5.00%	05/15/2026	5,000	5,107,132
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(b)	3.00%	07/01/2031	625	574,057
Mesa (City of), AZ;
Series 2014, RB	4.00%	07/01/2038	13,350	12,966,862
Series 2018, RB	5.00%	07/01/2042	4,500	4,686,289
Northern Arizona University; Series 2014, Ref. RB(a)(c)	5.00%	07/23/2024	1,965	1,967,713
Phoenix Civic Improvement Corp.; Series 2017, Ref. RB	5.00%	07/01/2039	7,125	7,277,222
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	680	603,457
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,000	1,018,763
University of Arizona Board of Regents;
Series 2014, RB(a)(c)	5.00%	08/08/2024	2,200	2,204,157
Series 2014, RB(a)(c)	5.00%	08/08/2024	3,320	3,326,273
Series 2014, RB(a)(c)	5.00%	08/08/2024	4,145	4,152,832
University of Arizona Board of Regents (Social Bonds); Series 2022 A, RB	5.00%	07/01/2038	1,150	1,265,056
				63,805,194
California–5.14%
California (State of); Series 2024, GO Bonds	5.00%	09/01/2039	10,000	11,269,531
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Choice Financing Authority (Clean Energy);
Series 2023, RB(a)	5.25%	04/01/2030	$ 6,000	$ 6,377,105
Series 2024, RB(a)	5.00%	04/01/2032	9,000	9,536,056
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	870	880,776
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	495	501,569
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	232,134
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,197,443
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	15,117	14,863,309
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,331
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,791	5,566,969
Series 2023-1, RB	4.38%	09/20/2036	4,967	4,911,042
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	620	607,625
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(b)	2.38%	11/15/2028	1,040	1,013,526
California (State of) Public Works Board; Series 2014 B, RB	5.00%	10/01/2034	4,860	4,881,993
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(c)	5.00%	06/01/2025	10,000	10,174,086
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2025	3,000	2,880,807
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022 B, RB	5.00%	05/15/2038	4,740	5,333,238
Los Angeles (City of), CA Department of Water & Power;
Series 2014 D, RB(a)(c)	5.00%	07/01/2024	610	610,482
Series 2014 D, RB	5.00%	07/01/2028	1,940	1,941,516
Series 2015 E, RB(a)(c)	5.00%	07/01/2024	6,500	6,505,389
Subseries 2002 A-6, Ref. VRD RB(f)	2.05%	07/01/2035	7,500	7,500,000
Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB	5.00%	12/01/2044	14,095	14,138,077
Northern California Energy Authority; Series 2024, Ref. RB(a)	5.00%	08/01/2030	6,400	6,770,932
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,240	1,237,626
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(d)	5.00%	08/01/2038	1,000	1,107,515
San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	8,987,186
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	1,990	2,051,258
Sonoma (County of), CA Junior College District; Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,791,009
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,108,871
Series 2019, Ref. RB	5.00%	06/01/2048	910	913,031
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(b)(f)	3.46%	10/01/2049	2,600	2,600,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,085,078
				148,579,510
Colorado–2.05%
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	1,790	1,832,037
Colorado (State of); Series 2017 J, COP	5.25%	03/15/2042	1,250	1,276,569
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	951,098
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 B-2, RB(a)	5.00%	08/01/2026	2,000	2,034,343
Series 2024 A, Ref. RB	5.00%	12/01/2039	16,000	17,556,584
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,034,560
Colorado Springs (City of), CO; Series 2023 B, Ref. RB	5.00%	11/15/2039	2,740	3,039,387
Copper Ridge Metropolitan District; Series 2019, RB	5.00%	12/01/2039	4,250	3,948,694
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	$ 1,125	$ 1,117,587
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,590,483
Series 2022 B, RB	5.00%	11/15/2035	1,050	1,178,352
Series 2023 A, Ref. RB	5.00%	11/15/2037	1,300	1,452,245
Series 2023 A, Ref. RB	5.00%	11/15/2038	1,000	1,110,603
Series 2023 A, Ref. RB	5.00%	11/15/2039	1,900	2,104,397
Series 2023 A, Ref. RB	5.00%	11/15/2040	2,375	2,614,311
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	2,996,476
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(b)	3.75%	12/01/2029	500	457,537
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(d)	5.50%	12/01/2038	1,200	1,346,998
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,500	1,522,612
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	255	225,580
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	2,000	2,088,493
Summit County School District No. RE-1; Series 2017, GO Bonds	5.00%	12/01/2036	1,715	1,763,485
Weld County School District No. RE-4; Series 2016, GO Bonds	5.25%	12/01/2041	3,090	3,166,715
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(b)	6.00%	12/01/2038	1,000	1,019,551
				59,428,697
Connecticut–1.32%
Connecticut (State of);
Series 2020 A, RB	5.00%	05/01/2034	5,000	5,442,056
Series 2021 D, RB	5.00%	11/01/2035	3,430	3,804,134
Connecticut (State of) (Transportation Infrastructure);
Series 2016 A, RB	5.00%	09/01/2030	1,965	2,015,980
Series 2016 A, RB	5.00%	09/01/2036	4,000	4,087,662
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital); Series 2014 A, RB	5.00%	07/01/2033	4,710	4,711,976
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2015 A, Ref. RB(a)	0.38%	07/12/2024	10,650	10,592,704
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	6,215	6,441,433
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,172,379
				38,268,324
District of Columbia–1.96%
District of Columbia;
Series 2015 A, GO Bonds	5.00%	06/01/2035	5,000	5,057,156
Series 2015 A, GO Bonds	5.00%	06/01/2038	5,250	5,296,728
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,041,867
Series 2020, RB	5.00%	12/01/2033	1,635	1,762,319
Series 2022 A, RB	5.00%	07/01/2036	7,500	8,383,524
Series 2023 A, RB	5.00%	05/01/2039	4,000	4,425,501
Series 2023 A, RB	5.00%	05/01/2040	5,000	5,499,398
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,365,706
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	355	366,438
District of Columbia Water & Sewer Authority; Series 2016 A, Ref. RB	5.00%	10/01/2039	6,785	6,903,244
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	5,000	5,113,983
Series 2018, RB	5.00%	07/01/2037	1,000	1,033,403
Series 2018, RB	5.00%	07/01/2043	6,250	6,380,931
				56,630,198
Florida–4.71%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,828,925
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group);
Series 2024, Ref. RB	5.00%	04/01/2038	3,565	3,857,103
Series 2024, Ref. RB	5.00%	04/01/2039	5,000	5,385,265
Cape Coral (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,798,333
Citizens Property Insurance, Inc.; Series 2015 A-1, RB(a)(c)	5.00%	12/01/2024	8,915	8,971,797
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
East Central Regional Wastewater Treatment Facilities Operation Board; Series 2017, Ref. RB	5.00%	10/01/2037	$ 2,000	$ 2,069,560
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(b)	5.25%	06/15/2029	1,200	1,223,869
Florida Housing Finance Corp.;
Series 2018 2, RB (CEP - GNMA)	4.25%	01/01/2050	2,045	2,031,184
Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	3,000	3,261,948
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	5,525	5,658,636
Hialeah (City of), FL;
Series 2022, Ref. RB	5.00%	10/01/2034	2,065	2,212,471
Series 2022, Ref. RB	5.00%	10/01/2039	2,640	2,772,843
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	2,889,935
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	10,005,060
JEA Electric System; Series 2013 C, RB	5.00%	10/01/2037	2,980	2,996,539
Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark); Series 2022 B-2, RB	3.25%	10/01/2026	1,505	1,504,632
Miami (City of) & Dade (County of), FL School Board;
Series 2015 A, Ref. COP	5.00%	05/01/2032	1,690	1,704,802
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,015,556
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	507,359
Series 2016, GO Bonds	5.00%	03/15/2037	2,000	2,026,761
Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2036	7,730	8,580,012
Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2041	1,865	2,022,333
Miami-Dade (County of), FL;
Series 2014 B, Ref. RB	5.00%	10/01/2037	5,000	5,009,069
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	2,760	2,808,935
Series 2017 A, RB	5.00%	10/01/2034	5,110	5,187,089
Series 2024 B, RB	5.00%	10/01/2039	390	436,419
Miami-Dade (County of), FL Expressway Authority; Series 2013 A, RB	5.00%	07/01/2033	1,000	1,000,006
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,597,825
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,238,731
Series 2016 A, Ref. RB	5.00%	10/01/2036	6,210	6,345,946
Orange (County of), FL School Board; Series 2016 C, Ref. COP(a)(c)	5.00%	08/01/2026	4,475	4,602,046
Palm Beach County School District;
Series 2023 A, COP	5.00%	08/01/2037	1,500	1,680,408
Series 2023 A, COP	5.00%	08/01/2038	1,500	1,667,686
Series 2023 A, COP	5.00%	08/01/2039	2,250	2,493,137
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	2,425	2,331,616
Pinellas (County of), FL School Board; Series 2017 A, COP	5.00%	07/01/2037	3,000	3,096,537
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,605	1,428,952
Series 2021 B-2, RB	1.45%	01/01/2027	1,770	1,678,771
Seminole County School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,015,936
South Florida Water Management District; Series 2016, Ref. COP	5.00%	10/01/2034	5,000	5,095,095
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	5.00%	08/15/2042	6,000	6,075,688
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	145	144,417
Series 2021, Ref. RB	4.00%	12/15/2025	180	177,841
Series 2021, Ref. RB	4.00%	12/15/2026	185	181,205
Series 2021, Ref. RB	4.00%	12/15/2027	215	208,653
Series 2021, Ref. RB	4.00%	12/15/2028	200	192,209
Series 2021, Ref. RB	4.00%	12/15/2029	220	209,271
Series 2021, Ref. RB	4.00%	12/15/2030	200	188,221
Series 2021, Ref. RB	4.00%	12/15/2031	205	190,794
Tallahassee (City of), FL; Series 2018, RB	5.00%	10/01/2036	1,075	1,089,545
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(b)	4.25%	05/01/2028	$ 700	$ 700,721
Series 2023, RB(b)	4.38%	05/01/2033	1,000	1,002,905
				136,400,597
Georgia–3.10%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(d)	5.25%	11/01/2027	2,000	2,084,403
Series 2015, Ref. RB	5.00%	11/01/2040	10,000	10,069,960
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(a)	5.75%	06/01/2025	5,000	4,952,840
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,638,868
Dalton (City of), GA Downtown Development Authority (Hamilton Health Care System); Series 1996, Revenue Ctfs. (INS - NATL)(d)	5.50%	08/15/2026	1,705	1,729,631
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	6,000	5,894,641
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,375,123
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	643,192
Main Street Natural Gas, Inc.;
Series 2021 A, RB(a)	4.00%	09/01/2027	20,880	20,843,805
Series 2021 C, RB(a)	4.00%	12/01/2028	5,000	4,994,714
Series 2022 C, RB(a)(b)	4.00%	11/01/2027	10,000	9,828,967
Series 2023 C, RB(a)	5.00%	09/01/2030	2,000	2,101,115
Series 2024 A, RB(a)	5.00%	09/01/2031	10,000	10,577,405
Series 2024 B, RB(a)	5.00%	03/01/2032	3,600	3,820,109
				89,554,773
Hawaii–1.00%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2038	7,240	7,893,334
Series 2024, RB	5.00%	07/01/2039	7,615	8,267,050
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	4.00%	11/01/2036	100	100,000
Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	4,980	4,975,020
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,770	1,809,061
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,092,283
Series 2023, RB(a)	5.00%	06/01/2026	3,625	3,685,844
				28,822,592
Idaho–0.20%
Canyon County School District No. 139 Vallivue; Series 2015 A, GO Bonds	5.00%	09/15/2034	775	786,588
Idaho (State of) Housing & Finance Association;
Series 2023 A, RB	5.00%	08/15/2039	1,650	1,833,028
Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	3,015	3,271,985
				5,891,601
Illinois–6.01%
Chicago (City of), IL;
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	14,503,364
Series 2008 C, Ref. RB	5.00%	01/01/2035	1,000	1,004,120
Series 2014, RB	5.00%	11/01/2039	10,000	10,015,905
Series 2023 B, Ref. RB (INS - AGM)(d)	5.00%	11/01/2037	1,000	1,091,731
Series 2023 B, Ref. RB (INS - AGM)(d)	5.00%	11/01/2038	1,250	1,355,583
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2035	$ 2,500	$ 2,540,831
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,800	3,838,936
Series 2016 C, Ref. RB	5.00%	01/01/2038	1,500	1,520,784
Series 2017 C, Ref. RB	5.00%	01/01/2041	1,000	1,020,817
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,729,630
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,197,105
Series 2017 D, RB	5.25%	01/01/2042	3,925	4,033,655
Series 2022, Ref. RB	5.00%	01/01/2035	2,330	2,583,659
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(d)(e)	0.00%	12/01/2025	735	688,807
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,960,475
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,023,334
Series 2018, Ref. RB	5.25%	11/15/2035	1,000	1,042,589
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,026,709
Glen Ellyn (Village of), IL Park District; Series 2023 A, GO Bonds	5.00%	12/15/2024	410	412,433
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	500	500,660
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	4,698,563
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,494,961
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,106,528
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,071,723
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	6,958,199
Illinois (State of) Finance Authority;
Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,661,751
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,829,824
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,495	2,555,785
Illinois (State of) Finance Authority (Ascension Health); Series 2016 C, Ref. RB	5.00%	02/15/2036	2,500	2,552,470
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(b)	4.30%	08/01/2028	1,220	1,231,981
Series 2023, Ref. RB(b)	5.25%	08/01/2038	1,300	1,386,538
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2030	380	388,871
Series 2017, Ref. RB	5.00%	08/01/2031	375	383,634
Series 2017, Ref. RB	5.00%	08/01/2033	470	480,203
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	6,440	6,474,068
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(d)(e)	0.00%	12/15/2032	15,000	10,568,877
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	7,430	7,071,508
Illinois (State of) Toll Highway Authority;
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,224,654
Series 2015 A, RB	5.00%	01/01/2040	5,500	5,543,408
Series 2015 B, RB	5.00%	01/01/2036	10,000	10,159,858
Series 2017 A, RB	5.00%	01/01/2042	5,825	6,059,285
Kane and DeKalb (Counties of), IL Community Unit School District No. 301; Series 2017, GO Bonds	5.00%	01/01/2033	1,235	1,279,353
Kendall Kane & Will Counties Community Unit School District No. 308; Series 2016, Ref. GO Bonds	5.00%	02/01/2035	1,000	1,011,864
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.00%	01/01/2026	280	272,540
Series 2020, Ref. RB	3.10%	01/01/2027	290	277,129
Series 2020, Ref. RB	3.25%	01/01/2028	305	290,622
Series 2020, Ref. RB	3.35%	01/01/2029	320	303,560
Series 2020, Ref. RB	3.50%	01/01/2030	330	310,200
Series 2020, Ref. RB	3.60%	01/01/2031	345	324,526
Series 2020, Ref. RB	3.70%	01/01/2032	490	459,683
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGM)(d)	5.00%	12/01/2029	3,430	3,569,858
Railsplitter Tobacco Settlement Authority; Series 2017, RB(c)	5.00%	06/01/2026	5,135	5,263,727
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,663,219
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Springfield (City of), IL; Series 2015, Ref. RB (INS - AGM)(d)	5.00%	03/01/2040	$ 6,905	$ 6,916,107
				173,936,204
Indiana–1.41%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(d)	1.99%	02/15/2027	6,090	5,719,352
Indiana (State of) Finance Authority; Series 2015, RB	5.00%	03/01/2036	2,480	2,493,886
Indiana (State of) Finance Authority (CWA Authority); Series 2015 A, RB	5.00%	10/01/2024	1,000	1,003,870
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,026,991
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,851,490
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	6,979,480
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	2,970	3,103,098
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	8,475	8,569,973
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	7,140	7,185,955
				40,934,095
Iowa–1.07%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	4.00%	12/01/2032	10,000	10,320,082
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,120	1,090,081
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	19,250	19,593,668
				31,003,831
Kansas–1.09%
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(a)	5.00%	11/15/2031	17,450	18,875,744
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	10,020	10,084,182
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,477,108
				31,437,034
Kentucky–1.97%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	840	846,628
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(g)	4.76%	02/01/2025	2,340	2,340,771
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,416,057
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,037,073
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 C-1, RB(a)	4.00%	06/01/2025	11,970	11,964,700
Series 2019 C, RB(a)	4.00%	02/01/2028	5,075	5,047,454
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	15,000	15,983,059
Series 2024 A, RB(a)	5.00%	07/01/2030	5,455	5,702,697
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,764,143
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,066,874
University of Kentucky; Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	3,250	3,245,600
Western Kentucky University; Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2032	1,625	1,626,611
				57,041,667
Louisiana–0.54%
Louisiana (State of);
Series 2016 A, GO Bonds	5.00%	09/01/2036	3,000	3,080,602
Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(g)	4.24%	05/01/2026	3,460	3,396,900
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	4,070	4,316,269
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2026	250	253,548
Series 2015, RB	5.00%	06/01/2027	350	354,821
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,006,273
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2026	200	206,165
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	$ 3,000	$ 2,992,502
				15,607,080
Maryland–1.35%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,383,416
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,656,697
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,659,875
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,698,948
Series 2024, RB	4.13%	12/01/2043	1,000	941,567
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	2,000	2,000,604
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	3,125	3,182,850
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	11,920	12,003,627
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(f)	2.30%	06/01/2027	7,500	7,500,000
				39,027,584
Massachusetts–1.74%
Massachusetts (Commonwealth of);
Series 2015 A, Ref. GO Bonds	5.00%	07/01/2035	10,000	10,133,249
Series 2017 A, GO Bonds	5.00%	04/01/2035	7,000	7,287,542
Series 2024 B, Ref. GO Bonds	5.00%	11/01/2038	3,000	3,377,974
Series 2024 B, Ref. GO Bonds	5.00%	11/01/2039	3,500	3,928,927
Massachusetts (Commonwealth of) Clean Water Trust (The);
Series 2023-25B, RB	5.00%	02/01/2039	1,200	1,345,444
Series 2023-25B, RB	5.00%	02/01/2040	500	557,376
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015 F, Ref. RB	5.00%	08/15/2034	1,750	1,763,712
Series 2016 I, Ref. RB	5.00%	07/01/2036	1,175	1,192,902
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	851,658
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,297,101
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	385	383,932
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 D, Ref. RB	5.00%	07/01/2038	1,000	1,111,415
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,000,156
Massachusetts (Commonwealth of) School Building Authority; Series 2015 D, Ref. RB	5.00%	08/15/2037	15,000	15,215,427
				50,446,815
Michigan–4.34%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,361,827
Grandville Public Schools; Series 2015-II, GO Bonds (INS - AGM)(d)	5.00%	05/01/2040	1,750	1,760,183
Great Lakes Water Authority;
Series 2016 C, Ref. RB	5.00%	07/01/2036	1,660	1,693,571
Series 2024 A, Ref. RB	5.00%	07/01/2034	10,000	11,315,495
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,550,391
Livonia Public Schools; Series 2016, GO Bonds (INS - AGM)(d)	5.00%	05/01/2040	4,365	4,411,000
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2038	1,650	1,667,745
Series 2016 I, Ref. RB	5.00%	04/15/2036	1,540	1,581,250
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,525,064
Series 2020, Ref. VRD RB(f)	3.46%	10/15/2042	2,000	2,000,000
Series 2023 I-M, VRD RB(f)	3.46%	04/15/2058	10,000	10,000,000
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	925	939,340
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	11,325	11,418,376
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(d)	5.00%	07/01/2032	4,500	4,503,267
Series 2015, RB	5.00%	07/01/2035	7,830	7,903,396
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	$ 2,725	$ 2,791,184
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,303,968
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,023,606
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,845,622
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	7,000	7,511,446
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,322,046
Rib Floater Trust; Series 2022-047, VRD RB(b)(f)	2.56%	12/01/2045	10,000	10,000,000
Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2031	1,500	1,533,755
Troy School District;
Series 2023, GO Bonds	5.00%	05/01/2042	1,335	1,442,948
Series 2023, GO Bonds	5.00%	05/01/2043	1,310	1,411,324
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2015 D, RB (INS - AGM)(d)	5.00%	12/01/2040	8,165	8,255,693
Series 2018, RB	5.00%	12/01/2037	1,250	1,308,546
Series 2021 A, RB	5.00%	12/01/2034	1,650	1,817,614
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,847,398
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,170,065
Series 2021 A, RB	5.00%	12/01/2039	1,855	2,008,561
Wayne State University;
Series 2015 A, Ref. RB	5.00%	11/15/2033	1,500	1,503,717
Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,819,427
				125,547,825
Minnesota–0.77%
Hennepin (County of), MN; Series 2017 C, GO Bonds	5.00%	12/01/2037	2,750	2,821,814
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(f)(h)	2.30%	04/01/2037	1,700	1,700,000
Minnesota (State of) Municipal Power Agency; Series 2016, RB	5.00%	10/01/2032	1,500	1,543,962
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group);
Series 2024, RB	5.00%	01/01/2037	1,750	1,950,320
Series 2024, RB	5.00%	01/01/2038	1,200	1,326,620
Series 2024, RB	5.00%	01/01/2039	1,255	1,378,905
University of Minnesota;
Series 2014 B, RB(a)(c)	5.00%	06/25/2024	4,500	4,502,612
Series 2016 A, RB	5.00%	04/01/2041	5,000	5,061,599
Western Minnesota Municipal Power Agency; Series 2015 A, Ref. RB	5.00%	01/01/2031	1,820	1,858,011
				22,143,843
Mississippi–0.43%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	5,430	5,464,940
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,061,997
				12,526,937
Missouri–1.34%
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,662,491
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,200	1,148,933
Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2032	2,615	2,625,469
Series 2015 A, Ref. RB	5.00%	11/15/2033	1,800	1,806,862
Series 2015 A, Ref. RB	5.00%	11/15/2034	3,200	3,212,981
Series 2015 A, Ref. RB	5.00%	11/15/2039	3,200	3,218,676
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	642,469
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	122,962
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	5,480	5,547,766
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,800,535
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	$ 3,890	$ 4,080,066
North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,798,188
Pattonville R-3 School District;
Series 2018 A, GO Bonds	5.00%	03/01/2036	1,700	1,737,183
Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,136,198
Series 2018 A, GO Bonds	5.00%	03/01/2038	1,000	1,017,634
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,020	1,020,272
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(b)	5.00%	10/01/2033	1,105	1,072,025
				38,650,710
Montana–0.17%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Revenue Ctfs. (LOC - Mizuho Capital Mkts LLC)(b)(f)(h)	3.71%	01/01/2034	4,990	4,990,000
Nebraska–0.99%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	830	867,896
Douglas (County of), NE (Creighton University);
Series 2017, Ref. RB	5.00%	07/01/2025	2,020	2,042,078
Series 2021, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(a)(g)	3.89%	09/01/2026	7,850	7,750,308
Nebraska (State of) Public Power District; Series 2016 C, RB	5.00%	01/01/2036	2,355	2,386,712
Omaha (City of), NE Public Power District;
Series 2015 A, RB	5.00%	02/01/2040	6,000	6,006,829
Series 2017 A, Ref. RB	5.00%	02/01/2042	3,000	3,111,756
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2015, Ref. RB	5.00%	01/01/2031	1,310	1,318,058
Series 2016, Ref. RB	5.00%	01/01/2032	5,180	5,294,823
				28,778,460
Nevada–1.59%
Clark (County of), NV; Series 2015, RB	5.00%	07/01/2035	4,500	4,541,398
Clark (County of), NV (Las Vegas McCarran International Airport); Series 2019, Ref. RB	5.00%	07/01/2024	5,000	5,003,115
Clark County School District;
Series 2015 C, Ref. GO Bonds (INS - BAM)(d)	5.00%	06/15/2027	4,000	4,086,654
Series 2022 A, GO Bonds	5.25%	06/15/2035	11,200	12,576,459
Humboldt (County of), NV;
Series 2016, Ref. RB	3.55%	10/01/2029	2,760	2,698,638
Series 2016, Ref. RB	3.55%	10/01/2029	3,500	3,422,186
Las Vegas Valley Water District;
Series 2015, Ref. GO Bonds	5.00%	06/01/2039	2,000	2,006,792
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,838,900
Series 2022 D, GO Bonds	5.00%	06/01/2036	1,855	2,072,459
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(b)	2.75%	06/15/2028	1,965	1,856,952
Washoe (County of), NV (Sierra Pacific Power Corp.); Series 2016, Ref. RB(a)	3.63%	10/01/2029	4,015	3,954,764
				46,058,317
New Hampshire–0.90%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	1,770	1,684,202
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,292	7,948,264
Series 2022-2A, RB	4.00%	10/20/2036	6,729	6,241,330
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,318,260
New Hampshire (State of) Housing Finance Authority; Series 2024-1A, RB	4.25%	07/20/2041	7,047	6,768,212
				25,960,268
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–2.79%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University);
Series 2024, RB (INS - BAM)(d)	5.00%	07/01/2037	$ 1,100	$ 1,206,758
Series 2024, RB (INS - BAM)(d)	5.00%	07/01/2039	650	706,637
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(c)	5.00%	12/15/2026	1,450	1,504,385
Series 2017 A, Ref. RB (INS - BAM)(d)	5.00%	07/01/2027	5,000	5,161,550
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2013, RB	6.00%	10/01/2043	1,540	1,541,139
New Jersey (State of) Educational Facilities Authority;
Series 2014 A, RB(a)(c)	5.00%	07/01/2024	1,010	1,010,853
Series 2015 D, Ref. RB	5.00%	07/01/2034	2,090	2,114,445
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,162,839
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,021,806
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,310,630
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	11,215	11,427,904
Series 2024 K, RB	6.00%	10/01/2055	3,250	3,493,668
New Jersey (State of) Transportation Trust Fund Authority;
Series 2016 A-1, RN	5.00%	06/15/2024	4,500	4,500,928
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,100,672
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,114,068
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,745,222
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB(c)	5.00%	01/01/2032	1,210	1,217,103
Series 2015 E, RB(c)	5.00%	01/01/2034	2,100	2,112,327
Series 2017 A, RB	5.00%	01/01/2032	2,105	2,176,376
Series 2017 A, RB	5.00%	01/01/2035	5,995	6,169,845
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,010,139
Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,833,280
				80,642,574
New Mexico–0.83%
Albuquerque Municipal School District No. 12; Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,287,753
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(a)	3.90%	06/01/2028	6,300	6,260,306
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	6,988,487
New Mexico (State of) Finance Authority; Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,325,711
New Mexico Mortgage Finance Authority (Santa Fe Apartments and Sangre De Cristo); Series 2023, RB(a)	5.00%	06/01/2025	5,000	5,009,615
				23,871,872
New York–7.99%
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,245,351
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	14,551,698
Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,812,312
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,310,381
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	8,949,757
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,936,884
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,256,672
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,293,449
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2033	5,030	5,154,268
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,778,644
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,363,198
Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	1,495	1,658,784
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	4,994,042
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%), (INS - FGIC)(d)(g)	4.23%	03/01/2025	$ 1,025	$ 1,019,226
Series 2006, RB (CPI Rate + 0.88%), (INS - FGIC)(d)(g)	4.24%	03/01/2026	2,725	2,694,309
Series 2006, RB (CPI Rate + 0.89%), (INS - FGIC)(d)(g)	4.25%	03/01/2027	5,500	5,410,890
New York (City of), NY Municipal Water Finance Authority;
Series 2015 GG, Ref. RB	5.00%	06/15/2039	5,000	5,054,782
Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,063,457
New York (City of), NY Transitional Finance Authority;
Series 2014 B-1, RB	5.00%	08/01/2033	5,000	5,008,162
Series 2015 S-1, RB	5.00%	07/15/2037	1,055	1,060,885
Series 2022 A-1, RB	5.00%	08/01/2035	3,500	3,904,627
Series 2022 A-1, RB	5.00%	08/01/2036	4,000	4,449,344
Series 2024 D-1, Ref. RB	5.00%	11/01/2039	1,500	1,666,581
Series 2024 D-1, Ref. RB	5.00%	11/01/2040	900	992,772
Subseries 2010 A-4, VRD RB(f)	2.35%	08/01/2039	5,000	5,000,000
Subseries 2014 B-1, RB	5.00%	11/01/2040	9,000	9,005,465
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,855,689
Subseries 2016 B-1, RB	5.00%	08/01/2038	5,000	5,100,148
Subseries 2016 B-1, RB	5.00%	08/01/2040	5,000	5,089,774
New York (State of) Dormitory Authority;
Series 2014 C, RB(a)(c)	5.00%	06/14/2024	2,350	2,350,788
Series 2014 C, RB(a)(c)	5.00%	06/14/2024	2,270	2,270,762
Series 2015 B, RB	5.00%	02/15/2032	1,115	1,122,422
Series 2015 B-B, RB	5.00%	03/15/2035	6,965	7,058,653
Series 2024 A, Ref. RB	5.00%	03/15/2040	5,250	5,789,787
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(d)	5.75%	07/01/2027	1,235	1,279,924
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2037	1,000	1,004,496
New York (State of) Housing Finance Agency; Series 2024, RB(a)	3.45%	11/01/2029	12,800	12,259,848
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2034	2,780	2,831,440
Series 2016 A, Ref. RB	5.00%	12/15/2033	3,750	3,838,951
Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,160,530
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2020 I-2, RB(a)	0.70%	05/01/2025	5,000	4,804,055
Series 2021 F-2, RB (CEP - Federal Housing Administration)(a)	0.60%	07/01/2025	1,965	1,885,742
Series 2022 B-2, RB (CEP - Federal Housing Administration)(a)	3.40%	12/22/2026	18,655	18,192,205
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,601,372
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	843,829
New York State Environmental Facilities Corp.; Series 2015 A, Ref. RB	5.00%	06/15/2034	6,675	6,765,668
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,499,360
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,065	1,079,479
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	7,355	7,194,626
Triborough Bridge & Tunnel Authority; Series 2008 B-3, RB	5.00%	11/15/2036	5,000	5,067,750
TSASC, Inc.; Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	4,500,000
				231,083,238
North Carolina–0.78%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,543,645
Series 2016, Ref. RB	5.00%	01/15/2040	6,000	6,059,752
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	844,736
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,261,017
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	213,341
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Municipal Power Agency No. 1; Series 2015 A, Ref. RB	5.00%	01/01/2027	$ 1,615	$ 1,647,006
				22,569,497
North Dakota–0.09%
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2023, RB	5.75%	01/01/2054	2,500	2,628,945
Ohio–2.54%
American Municipal Power, Inc. (Prairie State Energy Campus);
Series 2023, Ref. RB	5.00%	02/15/2038	6,500	7,142,383
Series 2023, Ref. RB	5.00%	02/15/2039	3,500	3,828,343
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,253,150
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2039	3,010	3,010,503
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,701,162
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2037	1,415	1,542,178
Series 2024, Ref. RB	5.00%	12/01/2038	1,530	1,655,551
Series 2024, Ref. RB	5.00%	12/01/2041	965	1,029,304
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,500	1,463,435
Ohio (State of);
Series 2018 A, GO Bonds	5.00%	06/15/2037	3,195	3,259,795
Series 2019 A, GO Bonds	5.00%	05/01/2036	6,000	6,211,326
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB	5.00%	01/15/2036	2,500	2,535,202
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2022 B, Ref. RB(a)	4.00%	06/01/2027	10,000	9,925,668
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(a)	2.40%	10/01/2029	4,500	3,879,615
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,131,795
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University); Series 2016, Ref. RB	5.00%	12/01/2040	2,045	2,086,209
Ohio (State of) Higher Educational Facility Commission (Kenyon College);
Series 2015, Ref. RB	5.00%	07/01/2041	3,180	3,201,990
Series 2017, RB	5.00%	07/01/2042	1,505	1,537,167
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2015 A, Ref. RB	5.00%	12/01/2036	2,135	2,158,820
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	535	516,833
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	701,806
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,423,488
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	1,005	993,543
Warren (County of), OH Port Authority (District at Deerfield Parking Facility); Series 2023, RB	5.25%	12/01/2034	3,265	3,258,434
				73,447,700
Oklahoma–0.49%
Grand River Dam Authority;
Series 2023, RB	5.00%	06/01/2038	3,100	3,426,526
Series 2023, RB	5.00%	06/01/2039	3,250	3,569,732
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools);
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2037	1,000	1,117,002
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2038	1,000	1,107,096
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2039	1,150	1,267,548
Oklahoma (State of) Turnpike Authority;
Series 2017 A, RB	5.00%	01/01/2038	2,240	2,276,794
Series 2017 A, RB	5.00%	01/01/2042	1,530	1,547,650
				14,312,348
Ontario–0.08%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(b)	6.00%	10/05/2040	2,240	2,306,142
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.68%
Columbia County School District No. 502; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	$ 1,310	$ 1,343,797
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds); Series 2021 B, Ref. RB	1.20%	06/01/2028	1,015	900,294
Oregon (State of) (Article XI-M); Series 2023 D, GO Bonds	5.00%	06/01/2041	2,000	2,203,995
Oregon (State of) (Article XI-Q State); Series 2016 D, GO Bonds	5.00%	05/01/2041	3,670	3,731,562
Oregon Health & Science University;
Series 2016 B, Ref. RB	5.00%	07/01/2036	3,270	3,332,549
Series 2016 B, Ref. RB	5.00%	07/01/2038	2,035	2,069,863
Portland (City of), OR; Series 2019 A, RB	5.00%	05/01/2033	2,000	2,160,444
Portland Community College District; Series 2018, GO Bonds	5.00%	06/15/2032	1,680	1,728,783
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,251,699
				19,722,986
Pennsylvania–3.09%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(a)(g)	4.03%	08/01/2027	1,000	985,799
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,224,909
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,542,326
Allegheny (County of), PA Sanitary Authority; Series 2018, RB	5.00%	06/01/2043	5,000	5,190,179
Canon-McMillan School District; Series 2014 D, GO Bonds (INS - BAM)(d)	5.00%	12/15/2038	2,750	2,756,726
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2024	3,520	3,520,000
Series 2018, RB	5.00%	06/01/2025	1,980	2,000,130
Series 2018, RB	5.00%	06/01/2026	2,000	2,041,639
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2037	10,500	10,524,022
Monroeville Finance Authority;
Series 2023 C, Ref. RB	5.00%	05/15/2035	1,000	1,098,240
Series 2023 C, Ref. RB	5.00%	05/15/2039	1,000	1,062,142
Montgomery (County of), PA Industrial Development Authority (Constellation Energy);
Series 2023 B, Ref. RB	4.10%	06/01/2029	1,550	1,574,497
Series 2023,Ref RB(a)	4.10%	04/03/2028	7,000	7,081,438
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,668,276
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	5.00%	05/15/2039	800	859,613
Series 2023 B, Ref. RB	5.00%	05/15/2039	1,000	1,074,516
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.00%	09/01/2039	5,000	5,011,324
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2021-136, Ref. RB	3.00%	10/01/2051	7,791	7,557,269
Series 2024-145A, RB	6.00%	10/01/2054	2,500	2,690,561
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM)(d)	4.13%	10/01/2048	5,005	4,639,717
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 B, Ref. RB	5.00%	06/01/2033	1,345	1,377,114
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,048,333
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,574,452
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,135,585
Series 2022 A, Ref. RB	5.00%	12/01/2035	1,500	1,669,950
Series 2022 A, Ref. RB	5.00%	12/01/2036	1,455	1,622,616
Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2034	1,000	1,013,764
Philadelphia (City of), PA; Series 2017 A, RB	5.00%	10/01/2037	1,975	2,055,795
State College Area School District; Series 2018, GO Bonds	5.00%	05/15/2044	6,450	6,690,598
				89,291,530
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–2.03%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 5,180	$ 5,206,774
Series 2002, RB	5.63%	05/15/2043	900	910,664
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	20,420	20,598,902
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,240	4,433,767
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,632	3,908,849
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,000	1,114,736
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	300	300,044
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2026	4,000	3,976,706
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2024	5,645	5,645,699
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	355	355,120
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	270	270,148
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2024	5,087	5,071,892
Series 2018 A-1, RB(e)	0.00%	07/01/2027	5,752	5,128,933
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,755	1,926,432
				58,848,666
Rhode Island–1.09%
Rhode Island Health & Educational Building Corp. (Brown University);
Series 2023, Ref. RB	5.00%	09/01/2041	4,030	4,483,882
Series 2023, Ref. RB	5.00%	09/01/2042	4,155	4,603,294
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(d)	5.25%	09/15/2029	1,100	1,100,119
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,874,407
Series 2015 B, Ref. RB	4.50%	06/01/2045	7,415	7,266,908
Series 2015 B, Ref. RB	5.00%	06/01/2050	7,325	7,329,136
				31,657,746
South Carolina–0.39%
Charleston County Airport District; Series 2019, RB	5.00%	07/01/2043	3,050	3,187,256
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,356,059
Dorchester (County of), SC; Series 2023, RB	5.25%	10/01/2043	1,590	1,522,022
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2020, RB(a)	5.00%	10/01/2025	5,000	5,068,093
				11,133,430
South Dakota–0.20%
South Dakota Conservancy District;
Series 2014 B, RB	5.00%	08/01/2031	3,020	3,026,441
Series 2014 B, RB	5.00%	08/01/2032	2,765	2,770,898
				5,797,339
Tennessee–1.69%
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	4,020,634
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	20,664,495
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017, RB	5.00%	05/01/2035	1,500	1,538,254
Tennessee (State of); Series 2023 A, GO Bonds	5.00%	05/01/2039	11,410	12,780,763
Tennessee Energy Acquisition Corp.; Series 2018, RB(a)	4.00%	11/01/2025	3,420	3,417,780
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	4,730	4,843,748
West Wilson Utility Wilson County (District of), TN; Series 2015, Ref. RB	5.00%	06/01/2040	1,545	1,554,592
				48,820,266
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–13.43%
Aldine Independent School District;
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	$ 1,100	$ 1,227,666
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,108,196
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2021, RB(a)(b)	4.50%	06/15/2026	1,400	1,399,358
Series 2023, RB(a)(b)	4.88%	06/15/2026	1,500	1,510,122
Austin (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2045	5,000	5,054,395
Series 2017, Ref. RB	5.00%	11/15/2031	1,000	1,030,686
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,575,229
Series 2022, Ref. RB	5.00%	11/15/2035	1,250	1,401,821
Series 2022, Ref. RB	5.00%	11/15/2036	1,500	1,675,756
Series 2022, Ref. RB	5.00%	11/15/2037	1,250	1,387,368
Series 2022, Ref. RB	5.00%	11/15/2038	1,750	1,931,369
Series 2023, Ref. RB	5.00%	11/15/2035	16,000	17,987,552
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,878,795
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2025	500	499,342
Series 2017, Ref. RB	5.00%	01/01/2025	400	398,129
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,315,729
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(a)	3.85%	12/01/2027	4,430	4,468,824
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	2,385	2,633,203
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,610	1,762,050
Carrollton (City of), TX; Series 2023, Ref. GO Bonds	5.00%	08/15/2038	1,940	2,114,093
Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2033	1,225	1,321,224
Comal Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	1,500	1,540,194
Corpus Christi Independent School District;
Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	4,000	4,038,838
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,305	1,430,854
Crockett County Consolidated Common School District No. 1; Series 2023, GO Bonds (INS - AGM)(d)	5.00%	08/15/2037	1,695	1,698,339
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	4,931,221
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,009,643
Dallas College;
Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,012,945
Series 2022, GO Bonds	5.00%	02/15/2037	3,720	3,762,771
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2032	3,000	3,075,520
Series 2017, RB	5.00%	12/01/2036	6,850	6,980,844
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	7,070	7,480,605
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	3,000	3,064,403
El Paso Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	3,750	3,811,262
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	3,800	4,130,573
Fort Worth Independent School District;
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,000	1,118,670
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,110,785
Frisco Independent School District; Series 2016 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	2,020	2,077,828
Garland (City of), TX; Series 2016 B, RB	5.00%	03/01/2034	1,000	1,016,443
Gregory-Portland Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	8,030	8,730,268
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris (County of), TX;
Series 2015 A, Ref. GO Bonds	5.00%	10/01/2037	$ 4,000	$ 4,057,401
Series 2016 A, Ref. RB	5.00%	08/15/2032	1,430	1,465,935
Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,724,837
Harris (County of), TX Flood Control District;
Series 2022 A, GO Bonds	5.25%	10/01/2036	2,100	2,375,842
Series 2022 A, GO Bonds	5.25%	10/01/2037	2,500	2,814,026
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	2,675	2,691,006
Houston (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2036	19,740	20,042,156
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,303,142
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,220,255
Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,059,258
Lake Travis Independent School District; Series 2023, GO Bonds	5.00%	02/15/2039	3,375	3,639,482
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,302,315
Leander Independent School District;
Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(e)	0.00%	08/15/2027	2,040	1,768,802
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	5,900	5,965,567
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	3,000	3,027,026
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2039	1,210	1,242,931
Series 2019, Ref. RB	5.00%	05/15/2040	1,000	1,023,836
Magnolia Independent School District; Series 2023, GO Bonds	5.00%	08/15/2040	2,280	2,463,701
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(b)	4.00%	08/15/2026	660	651,768
Series 2021, Ref. RB(b)	4.00%	08/15/2027	520	512,303
Series 2021, Ref. RB(b)	4.00%	08/15/2028	540	529,742
Series 2021, Ref. RB(b)	4.00%	08/15/2030	1,405	1,359,895
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	3,500	3,474,581
North Texas Tollway Authority;
Series 2015 A, Ref. RB	5.00%	01/01/2034	5,000	5,022,937
Series 2015 A, Ref. RB	5.00%	01/01/2038	1,425	1,430,160
Series 2016 A, Ref. RB	5.00%	01/01/2039	7,140	7,240,180
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,395,019
Northwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	2,580	2,823,090
Pasadena Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)(a)(c)	5.00%	02/15/2028	590	621,118
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	485	504,582
Pecos Barstow Toyah Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	1,300	1,356,551
Pflugerville Independent School District; Series 2023 A, GO Bonds	5.00%	02/15/2039	1,295	1,400,972
Plano Independent School District; Series 2023, GO Bonds	5.00%	02/15/2035	2,600	2,898,660
Port Aransas Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,380	1,539,873
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(f)	3.25%	11/01/2040	11,825	11,825,000
Pottsboro Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,200	1,294,068
Salado Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,300	1,424,272
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,199,614
Series 2017, RB	5.00%	02/01/2033	1,000	1,041,052
Sienna Management District; Series 2021, GO Bonds (INS - BAM)(d)	2.00%	10/15/2030	555	468,586
Socorro Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,624,980
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Spring Branch Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2035	$ 2,000	$ 2,223,586
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2036	2,565	2,847,074
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	2,000	2,210,196
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2038	2,250	2,474,554
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	20,126,713
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	4,810	4,818,148
Texarkana Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,400	1,537,766
Texas (State of);
Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	2,700	2,737,346
Series 2015, Ref. GO Bonds	5.00%	10/01/2036	21,000	21,290,470
Texas (State of) (Water Financial Assistance);
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2038	3,100	3,131,611
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,038,550
Texas (State of) Public Finance Authority;
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2036	700	752,778
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2037	500	538,052
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2038	500	532,909
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2039	565	598,616
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	4.00%	08/15/2038	350	324,414
Series 2015 B, Ref. RB	5.00%	08/15/2037	2,870	2,871,362
Series 2015 C, Ref. RB	5.00%	08/15/2031	14,275	14,307,311
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,010,770
Series 2015 C, Ref. RB	5.00%	08/15/2034	8,550	8,568,370
Series 2015 C, Ref. RB	5.00%	08/15/2037	1,875	1,878,157
Series 2015 C, Ref. RB	5.00%	08/15/2042	1,935	1,937,026
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	6,195	6,274,125
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,110,474
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,070	1,099,507
Trinity River Authority; Series 2017, Ref. RB	5.00%	08/01/2034	1,200	1,246,097
Waco Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,000	1,094,213
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(d)	5.00%	08/15/2030	1,000	1,046,322
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,435	1,571,059
				388,727,010
Utah–0.54%
Salt Lake City (City of), UT; Series 2017 B, RB	5.00%	07/01/2042	6,100	6,248,903
Utah (State of) Building Ownership Authority (Master Lease Program); Series 2022, RB	5.00%	05/15/2036	2,735	3,034,174
Utah Telecommunication Open Infrastructure Agency;
Series 2022, Ref. RB	5.25%	06/01/2033	1,000	1,111,078
Series 2022, Ref. RB	5.25%	06/01/2034	1,000	1,111,605
Series 2022, Ref. RB	5.25%	06/01/2035	1,000	1,115,857
Series 2022, Ref. RB	5.25%	06/01/2037	2,770	3,082,523
				15,704,140
Vermont–0.39%
University of Vermont and State Agricultural College; Series 2015, Ref. RB	5.00%	10/01/2040	10,000	10,106,872
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,140,606
				11,247,478
Virgin Islands–0.11%
Virgin Islands (Government of) Public Finance Authority (Garvee);
Series 2015, RB(b)	5.00%	09/01/2024	1,650	1,650,986
Series 2015, RB(b)	5.00%	09/01/2025	1,500	1,496,684
				3,147,670
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.79%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(d)	5.00%	07/01/2041	$ 4,910	$ 4,997,106
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(c)	5.00%	07/01/2026	5,000	5,141,080
Hampton Roads Sanitation District; Series 2016 B, Ref. VRD RB(f)	3.26%	08/01/2046	6,535	6,535,000
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	3,290	2,996,520
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	3,150	3,265,891
				22,935,597
Washington–6.21%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2041	8,990	9,176,009
Energy Northwest (Columbia Generating Station);
Series 2014, Ref. RB(a)(c)	5.00%	08/15/2024	8,150	8,167,106
Series 2014, Ref. RB(a)(c)	5.00%	08/15/2024	7,000	7,014,692
Series 2022, Ref. RB	5.00%	07/01/2033	16,300	18,242,394
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	3,795	3,863,373
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program); Series 2016, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	1,800	1,823,349
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,697,868
Seattle (Port of), WA;
Series 2015 B, Ref. RB	5.00%	03/01/2033	4,545	4,554,577
Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,124,239
Series 2017, GO Bonds	5.00%	01/01/2037	3,500	3,596,565
Snohomish (County of), WA Public Utility District No. 1; Series 2015, RB	5.00%	12/01/2040	2,075	2,098,916
Tacoma (City of), WA; Series 2024 B, Ref. RB	5.00%	01/01/2038	1,000	1,119,240
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	11,100,288
Washington (State of);
Series 2015 A-1, GO Bonds	5.00%	08/01/2026	4,860	4,869,414
Series 2015 B, GO Bonds	5.00%	02/01/2039	1,575	1,584,196
Series 2016 B, GO Bonds	5.00%	08/01/2040	2,500	2,550,594
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,180	1,202,795
Series 2016 C, GO Bonds	5.00%	02/01/2036	1,425	1,451,611
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,185,143
Series 2017 A, GO Bonds	5.00%	08/01/2033	1,075	1,103,033
Series 2017 A, GO Bonds	5.00%	08/01/2036	1,230	1,258,477
Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	11,036,950
Washington (State of) Economic Development Finance Authority; Series 2014, Ref. RB	4.00%	06/01/2035	4,140	4,011,087
Washington (State of) Health Care Facilities Authority;
Series 2015 A, RB	5.00%	08/15/2034	2,170	2,182,709
Series 2015 B, Ref. RB	5.00%	10/01/2038	10,790	10,840,833
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(g)	4.76%	01/01/2025	5,650	5,652,069
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2024	1,065	1,065,352
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,943,567
Series 2012 A, RB	4.00%	10/01/2034	17,500	16,561,041
Series 2012 A, RB	4.25%	10/01/2040	2,450	2,237,473
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,651,444
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	4,682,956
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,322	2,059,125
				179,708,485
West Virginia–0.08%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2023, RB	5.00%	06/01/2038	1,105	1,187,112
Series 2023, RB	5.00%	06/01/2039	1,125	1,204,520
				2,391,632
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–1.41%
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018, Ref. RB(a)	5.00%	01/29/2025	$ 4,600	$ 4,633,569
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,795,393
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	5,000	5,092,061
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(b)	5.00%	08/01/2027	10,000	10,127,541
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,000,255
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group); Series 2015, Ref. RB	5.00%	08/15/2039	1,535	1,535,220
Wisconsin (State of) Public Finance Authority;
Series 2023, RB(b)	5.75%	07/01/2033	485	500,764
Series 2023, RB(b)	6.63%	07/01/2043	650	671,396
Series 2024, RB(b)	5.50%	12/15/2028	4,265	4,266,525
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,095	1,086,814
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,050,058
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB	5.00%	03/01/2041	3,400	3,435,919
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	1,460	1,465,196
WPPI Energy; Series 2014 A, Ref. RB(a)(c)	5.00%	07/02/2024	1,000	1,000,793
				40,661,504
Total Municipal Obligations (Cost $2,847,637,620)				2,844,248,752
			Shares
MuniFund Preferred Shares–0.41%
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D (Cost $12,000,000)(b)			12,000,000	12,000,000
TOTAL INVESTMENTS IN SECURITIES(i)–98.71% (Cost $2,859,637,620)				2,856,248,752
OTHER ASSETS LESS LIABILITIES–1.29%				37,227,538
NET ASSETS–100.00%				$2,893,476,290
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $79,578,623, which represented 2.75% of the Fund’s Net Assets.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund